Related Party Disclosures - Balances in the Consolidated Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Due from Related Parties	$ 11	$ 8
Due to Related Parties	10	9
SMP
Disclosure of transactions between related parties [line items]
Due from Related Parties	11	8
Due to Related Parties	$ 10	$ 9